Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Oct. 31, 2022
Variable Interest Entities and other Consolidation Matters [Abstract]
Schedule of condensed balance sheet
	October 31,	October 31,
	2022	2021
Current assets
Cash and cash equivalents	207,252	433,430
Restricted cash	41,231	-
Short-term investment	834,303	1,180,772
Accounts receivables	39,349	6,566
Accounts receivables – related parties	214,946	529,407
Due from related parties	72,363	372,759
Inventories	628,187	266,106
Advances to suppliers	392,776	1,594,278
Loans receivable from related parties, net - current portion,	6,661,290	9,673,893
Other receivables and other current assets	1,080,993	1,228,738
	10,172,690	15,285,949
Non-current assets
Property, plant and equipment, intangible assets	653,752	391,161
Operating lease right of use asset	725,904	846,200
Loans receivable from related parties, non-current portion	1,631,340	4,136,657
Other non-current assets	66,784	558,702
	3,077,780	5,932,720

Total assets of VIE	13,250,470	21,218,669

Current Liabilities
Accruals and other payables	295,182	595,364
Accounts payable – related party	6,986	44,366
Accounts payable	-	15,695
Taxes payable	2,652,103	2,923,130
Operating lease liabilities - current	374,676	163,148
Amounts due to parent and non-VIE subsidiaries of the Company	9,343,423	6,670,432
Contract liability	1,343,442	114,916
Contract liability – related party-current	825,990	164,804
	14,841,802	10,691,855
Non-current liabilities
Operating lease liabilities – non-current	393,509	537,432
Contract liability – related party-non current	150,494	-
Deferred income	236,290	1,263,840
Other non-current liabilities	130,131	-
	910,424	1,801,272

Total liabilities of VIE	15,752,226	12,493,127

Schedule of condensed cash flow statement
	For the years ended
	October 31, 2022	October 31, 2021	October 31, 2020
Revenues	6,340,245	9,536,987	8,210,595
Net income (loss)	(12,235,731)	1,433,167	3,423,542
Net cash (used in) generated by operating activities	(306,089)	(1,160,565)	515,297
Net cash (used in) generated by investing activities	236,885	(1,485,306)	(26,288)
Net cash provided by financing activities	(115,742)	(38,916)	(164,056)